Losses Per Share (Details) - Schedule of basic and diluted losses per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss (in Dollars)	$ (28,276)	$ (1,667)	$ (88,665)	$ (4,387)	$ (7,437,340)	$ (7,329,896)
Denominator
Denominator for basic EPS – weighted-average shares	5,734,865	3,997,238	5,290,676	3,949,360	3,962,932	3,727,064
Effect of dilutive securities
Denominator for diluted EPS – weighted-average shares	5,734,865	3,997,238	5,290,676	3,949,360	3,962,932	3,727,064
EPS – Basic (in Dollars per share)	$ (4.93)	$ (0.42)	$ (16.76)	$ (1.11)	$ (1.88)	$ (1.97)
EPS – Diluted (in Dollars per share)	$ (4.93)	$ (0.42)	$ (16.76)	$ (1.11)	$ (1.88)	$ (1.97)